Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salary	$ 397,800,000	$ 352,500,000	$ 334,800,000
Share-based payments	12,700,000	14,500,000	$ 20,500,000
Termination benefits expense	$ 215,881
MSR policy
Disclosure of transactions between related parties [line items]
Bonus deferred, percentage	40.00%
Deferred bonus converted to restricted shares		78,398
Annual performance bonus		195,995
Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	$ 786,100	833,600
Board fees committee fees	397,200	386,700
Total	1,183,300	1,220,300
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	27,927,400	23,646,300
Salary	6,706,200	6,239,700
Pension fund contributions	852,400	630,500
Cash incentive	4,645,700	3,795,500
Other	4,792,200	661,800
Share-based payments	10,930,900	12,318,800
C Carolus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	223,700	194,900
Board fees committee fees	0	0
Total	223,700	194,900
R Menell | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	27,900	126,900
Board fees committee fees	0	0
Total	27,900	126,900
Y Suleman | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	73,400	63,400
Board fees committee fees	75,600	64,300
Total	149,000.0	127,700
P Bacchus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	83,100	80,400
Board fees committee fees	90,200	84,200
Total	173,300	164,600
S Reid | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	104,500	80,400
Board fees committee fees	47,700	56,400
Total	152,200	136,800
Services received from related party	36,825	34,960
T Goodlace | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	73,400	63,400
Board fees committee fees	56,900	44,100
Total	130,300	107,500
A Andani | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	83,100	80,400
Board fees committee fees	50,200	42,000.0
Total	133,300	122,400
Services received from related party	74,025	69,682
C Letton | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	34,400	80,400
Board fees committee fees	28,300	68,000.0
Total	62,700	148,400
P Mahanyele-Dabengwa | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	12,000.0	63,400
Board fees committee fees	5,100	27,700
Total	17,100	91,100
P Sibiya | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	61,400
Board fees committee fees	43,200
Total	104,600
J McGill | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	9,200
Board fees committee fees	0
Total	9,200
Executive Directors [member] | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	8,280,900	6,834,800
Salary	1,679,900	1,748,500
Pension fund contributions	72,700	64,300
Cash incentive	1,959,600	1,350,900
Other	762,200	4,800
Share-based payments	3,806,500	3,666,300
C Griffith
Disclosure of transactions between related parties [line items]
Salary paid	244,500	0
C Griffith | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,788,100
Salary	719,500
Pension fund contributions	17,700
Cash incentive	748,200
Other	0
Share-based payments	302,700
NHolland
Disclosure of transactions between related parties [line items]
Salary paid	106,950	424,550
NHolland | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	3,926,500	4,079,400
Salary	318,500	1,174,200
Pension fund contributions	6,100	21,700
Cash incentive	741,100	904,300
Other	757,300	3,100
Share-based payments	2,103,500	1,976,100
Other long-term employee benefits	$ 2,500
Employment period	25 years
PSchmidt
Disclosure of transactions between related parties [line items]
Salary paid	$ 131,500	129,600
PSchmidt | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	2,566,300	2,755,400
Salary	641,900	574,300
Pension fund contributions	48,900	42,600
Cash incentive	470,300	446,600
Other	4,900	1,700
Share-based payments	1,400,300	1,690,200
Prescribed Officers | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	19,646,500	16,811,500
Salary	5,026,300	4,491,200
Pension fund contributions	779,700	566,200
Cash incentive	2,686,100	2,444,600
Other	4,030,000	657,000.0
Share-based payments	7,124,400	8,652,500
L Rivera | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	2,619,200	2,375,500
Salary	812,800	708,600
Pension fund contributions	335,700	130,400
Cash incentive	0	0
Other	451,000.0	389,400
Share-based payments	1,019,700	1,147,100
A Baku | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	6,356,700	3,441,300
Salary	874,100	859,300
Pension fund contributions	201,100	197,700
Cash incentive	530,400	564,100
Other	3,533,400	184,300
Share-based payments	1,217,700	1,635,900
R Butcher | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,170,900	1,215,900
Salary	429,300	382,800
Pension fund contributions	36,900	38,300
Cash incentive	261,200	235,400
Other	0	0
Share-based payments	443,500	559,400
N Chohan | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,313,500	1,397,900
Salary	368,000.0	318,700
Pension fund contributions	32,000.0	27,000.0
Cash incentive	263,700	227,400
Other	1,200	1,800
Share-based payments	648,600	823,000.0
B Mattison
Disclosure of transactions between related parties [line items]
Salary paid	93,500	92,100
B Mattison | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,627,100	1,870,200
Salary	466,200	416,800
Pension fund contributions	25,500	22,200
Cash incentive	306,800	281,100
Other	1,700	100
Share-based payments	826,900	1,150,000
T Leishman | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,307,400	1,484,900
Salary	375,900	327,500
Pension fund contributions	26,600	23,100
Cash incentive	251,300	224,700
Other	1,500	53,000.0
Share-based payments	652,100	856,600
A Nagaser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	884,200	938,000.0
Salary	266,100	229,500
Pension fund contributions	27,600	23,800
Cash incentive	183,400	158,100
Other	11,100	400
Share-based payments	396,000.0	526,200
S Mathews | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,762,500	1,815,300
Salary	564,700	493,600
Pension fund contributions	40,200	56,900
Cash incentive	337,000.0	333,600
Other	27,300	25,100
Share-based payments	793,300	906,100
M Preece | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,520,800	1,312,500
Salary	545,600	475,400
Pension fund contributions	26,700	23,200
Cash incentive	333,100	302,600
Other	1,000.0	2,900
Share-based payments	614,400	508,400
R Bardien | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,084,200	960,000.0
Salary	323,600	279,000.0
Pension fund contributions	27,400	23,600
Cash incentive	219,200	117,600
Other	1,800	0
Share-based payments	$ 512,200	$ 539,800